INCOME TAX - Deferred tax assets (liabilities) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets / (liabilities)
Beginning Balance	$ 24,705,702	$ 81,513,780
(Charge)/Credit to Income	(12,760,660)	(56,808,078)
Ending Balance	11,945,042	24,705,702
Intangible asset [member]
Deferred tax assets / (liabilities)
Beginning Balance	(18,814,021)	(18,807,532)
(Charge)/Credit to Income	16,898,603	(6,489)
Ending Balance	(1,915,418)	(18,814,021)
Loan loss reserves [member]
Deferred tax assets / (liabilities)
Beginning Balance	11,920,892	13,230,273
(Charge)/Credit to Income	7,778,534	(1,309,381)
Ending Balance	19,699,426	11,920,892
Property, plant and equipment [member]
Deferred tax assets / (liabilities)
Beginning Balance	(9,241,529)	(17,599,968)
(Charge)/Credit to Income	2,671,533	8,358,439
Ending Balance	(6,569,996)	(9,241,529)
Foreign currency [member]
Deferred tax assets / (liabilities)
Beginning Balance	(688,841)	(688,841)
(Charge)/Credit to Income	690,204
Ending Balance	1,363	(688,841)
Loss carry forwards [member]
Deferred tax assets / (liabilities)
Beginning Balance	4,856,154	82,059,095
(Charge)/Credit to Income	(2,344,690)	(77,202,941)
Ending Balance	2,511,464	4,856,154
Inflation Adjustment Credit [Member]
Deferred tax assets / (liabilities)
Beginning Balance	11,279,613	19,115,833
(Charge)/Credit to Income	(11,219,368)	(7,836,220)
Ending Balance	60,245	11,279,613
Other provisions [member]
Deferred tax assets / (liabilities)
Beginning Balance	10,237,495	3,628,330
(Charge)/Credit to Income	5,845,806	6,609,165
Ending Balance	16,083,301	10,237,495
Other deferred tax assets and liabilities [member]
Deferred tax assets / (liabilities)
Beginning Balance	15,155,939	576,590
(Charge)/Credit to Income	(33,081,282)	14,579,349
Ending Balance	$ (17,925,343)	$ 15,155,939